Derivative and Hedging Instruments (Details-4) (USD $)			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Commodity Derivative Contracts [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Financial Transmission Rights [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Regulated Gas Revenues [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Fuel For Electric Generation Purchased Power [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2013 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]	Jun. 30, 2012 Purchased Power Agreement [Member] Cost Of Gas Sold Expense [Member]
Realized losses (gains) on income statement [Line Items]
Realized losses (gains) on income statement			$ 0	$ 0	$ 0	$ 0	$ (538,000)	$ 582,000	$ (516,000)	$ 2,510,000	$ 0	$ 0	$ 608,000	$ 3,090,000	$ 0	$ 0	$ 0	$ 0	$ (351,000)	$ 96,000	$ (509,000)	$ 162,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,075,000	$ 1,219,000	$ 2,353,000	$ 1,219,000	$ 0	$ 0	$ 0	$ 0
Derivative collateral required to be posted for ten-year PPA [Abstract]
Minimum collateral required	20,000,000
Maximum collateral required	40,000,000
Required collateral posted	0
Counterparties in net liability position [Abstract]
Counterparties in net liability position	$ 0	$ 0